EMPLOYEE SEVERANCE BENEFITS	12 Months Ended
Dec. 31, 2020
Intec Pharma Ltd. [Member]
EMPLOYEE SEVERANCE BENEFITS

NOTE 5 - EMPLOYEE SEVERANCE BENEFITS

The Company is required by Israeli law to make severance payments to Israeli employees upon dismissal or upon termination of employment in certain other circumstances.

The Company operates a number of post-employment defined contribution plans. A defined contribution plan is a program that benefits an employee after termination of employment, under which the Company regularly makes fixed payments to a separate and independent entity so that the Company has no legal or constructive obligation to pay additional contributions if the fund does not hold sufficient assets to pay all employees the benefits relating to employee service in the current and prior periods. The fund assets are not included in the Company’s financial position.

The Company operates pension and severance compensation plans subject to Section 14 of the Israeli Severance Pay Law. The plans are funded through payments to insurance companies or pension funds administered by trustees. In accordance with its terms, the plans meet the definition of a defined contribution plan, as defined above.

Contribution plan expenses totaled approximately $360 thousand and approximately $610 thousand for the years ended December 31, 2020 and 2019, respectively.

The Company expects contribution plan expenses in 2021 to amount to approximately $400 thousand.